Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CAUSEWAY CAPITAL MANAGEMENT TRUST
Prospectus Date	rr_ProspectusDate	Jan. 25, 2018
Supplement [Text Block]	ccmt_SupplementTextBlock

Causeway International Small Cap Fund

Institutional Class (CIISX)

Investor Class (CVISX)

SUPPLEMENT DATED JUNE 29, 2018

TO THE PROSPECTUS

DATED JANUARY 25, 2018 AS SUPPLEMENTED MAY 18, 2018

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION

BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN

CONJUNCTION WITH THE PROSPECTUS. CAPITALIZED TERMS NOT

DEFINED HEREIN ARE AS DEFINED IN THE PROSPECTUS.

Effective as of July 1, 2018, Causeway Capital Management LLC (the “Investment Adviser”), the investment adviser of Causeway International Small Cap Fund (the “International Small Cap Fund”), has agreed to revise its expense limit agreement with the International Small Cap Fund to reduce the Total Annual Fund Operating Expenses After Expense Reimbursement by 0.15 percentage points from the prior expense limit level applicable to each class of shares.

Accordingly, the table in the International Small Cap Fund’s Prospectus under “Fees and Expenses – Annual Fund Operating Expenses” and the information under the “Example” are hereby superseded and replaced in their entirety with the below.

Fees and Expenses

The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund. The table and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of the Fund.

Shareholder Transaction Fees (fees paid directly from your investment)
	Institutional Class	Investor Class
Sales Charge (Load) on Purchases and Reinvested Distributions	None	None
Deferred Sales Charge (Load)	None	None
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management Fees	1.00%	1.00%
Other Expenses	2.08%	2.06%
Shareholder Service Fees	None	0.25%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses (1)	3.09%	3.32%
Expense Reimbursement (2)	1.93%	1.91%
Total Annual Fund Operating Expenses After Expense Reimbursement (1)	1.16%	1.41%

(1)	“Total Annual Fund Operating Expenses” (before and after expense reimbursement) disclosed above differ from the ratios in the financial highlights section of this Prospectus because the financial highlights do not include acquired fund fees and expenses.
(2)
Under the terms of an expense limit agreement, the Investment Adviser has agreed to waive all or a portion of its advisory fee and, if necessary, reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.15% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2020 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the effect of the expense limit agreement through January 31, 2020 only, and assumes no expense limit after that time. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$118	$772	$1,452	$3,267
Investor Class	$144	$843	$1,566	$3,483

Causeway International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ccmt_SupplementTextBlock

Causeway International Small Cap Fund

Institutional Class (CIISX)

Investor Class (CVISX)

SUPPLEMENT DATED JUNE 29, 2018

TO THE PROSPECTUS

DATED JANUARY 25, 2018 AS SUPPLEMENTED MAY 18, 2018

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION

BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN

CONJUNCTION WITH THE PROSPECTUS. CAPITALIZED TERMS NOT

DEFINED HEREIN ARE AS DEFINED IN THE PROSPECTUS.

Effective as of July 1, 2018, Causeway Capital Management LLC (the “Investment Adviser”), the investment adviser of Causeway International Small Cap Fund (the “International Small Cap Fund”), has agreed to revise its expense limit agreement with the International Small Cap Fund to reduce the Total Annual Fund Operating Expenses After Expense Reimbursement by 0.15 percentage points from the prior expense limit level applicable to each class of shares.

Accordingly, the table in the International Small Cap Fund’s Prospectus under “Fees and Expenses – Annual Fund Operating Expenses” and the information under the “Example” are hereby superseded and replaced in their entirety with the below.

Fees and Expenses

The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund. The table and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of the Fund.

Shareholder Transaction Fees (fees paid directly from your investment)
	Institutional Class	Investor Class
Sales Charge (Load) on Purchases and Reinvested Distributions	None	None
Deferred Sales Charge (Load)	None	None
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class
Management Fees	1.00%	1.00%
Other Expenses	2.08%	2.06%
Shareholder Service Fees	None	0.25%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses (1)	3.09%	3.32%
Expense Reimbursement (2)	1.93%	1.91%
Total Annual Fund Operating Expenses After Expense Reimbursement (1)	1.16%	1.41%

(1)	“Total Annual Fund Operating Expenses” (before and after expense reimbursement) disclosed above differ from the ratios in the financial highlights section of this Prospectus because the financial highlights do not include acquired fund fees and expenses.
(2)
Under the terms of an expense limit agreement, the Investment Adviser has agreed to waive all or a portion of its advisory fee and, if necessary, reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.15% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2020 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the effect of the expense limit agreement through January 31, 2020 only, and assumes no expense limit after that time. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$118	$772	$1,452	$3,267
Investor Class	$144	$843	$1,566	$3,483

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund. The table and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2020
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” (before and after expense reimbursement) disclosed above differ from the ratios in the financial highlights section of this Prospectus because the financial highlights do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the effect of the expense limit agreement through January 31, 2020 only, and assumes no expense limit after that time. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Causeway International Small Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Sales Charge (Load) on Purchases and Reinvested Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.08%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.09%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.93%	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.16%	[1]
1 Year	rr_ExpenseExampleYear01	$ 118
3 Years	rr_ExpenseExampleYear03	772
5 Years	rr_ExpenseExampleYear05	1,452
10 Years	rr_ExpenseExampleYear10	$ 3,267
Causeway International Small Cap Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Sales Charge (Load) on Purchases and Reinvested Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.06%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.32%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.91%	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.41%	[1]
1 Year	rr_ExpenseExampleYear01	$ 144
3 Years	rr_ExpenseExampleYear03	843
5 Years	rr_ExpenseExampleYear05	1,566
10 Years	rr_ExpenseExampleYear10	$ 3,483

[1]	“Total Annual Fund Operating Expenses” (before and after expense reimbursement) disclosed above differ from the ratios in the financial highlights section of this Prospectus because the financial highlights do not include acquired fund fees and expenses.
[2]	Under the terms of an expense limit agreement, the Investment Adviser has agreed to waive all or a portion of its advisory fee and, if necessary, reimburse expenses to keep the Fund's "Total Annual Fund Operating Expenses" (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.15% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2020 and may only be terminated earlier by the Fund's Board or upon termination of the Fund's investment advisory agreement.